Credit Facilities (Tables)	6 Months Ended
Jun. 24, 2012
Line of Credit Facility [Abstract]
Schedule of Long-term Debt
Long-term debt at December 31 consisted of the following:

	At December 31,
	2011	2010
	(In thousands)
Term Loan
Wells Fargo Agreement: Payable in escalating quarterly payments commencing December 31, 2010, including interest at a LIBOR rate (0.58% and 0.31% at December 31, 2011 and 2010, respectively) plus 1.75% and 2.50% at December 31, 2011 and 2010, respectively, due on December 31, 2014.	$64,000	$76,000
	64,000	76,000
Less amount due within one year	12,000	12,000
	$52,000	$64,000

Schedule of Maturities of Term Loan Payable	As of December 31, 2011, annual maturities of the term loan payable were as follows:

Year Ending December 31,
(In thousands)
2012	$12,000
2013	16,000
2014	36,000
$64,000